Equity - Dividends and Allocation of Net Income (Parenthetical) (Detail) - R$ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [abstract]
Legal reserve as percentage of net income	5.00%
Statutory reserve as percentage of net income	50.00%
Interim dividends, paid per share	R$ 0.2		R$ 0.2
Proposed dividends, per share	R$ 0.17	R$ 0.44	R$ 0.24